Investment Objectives and Goals - Quantified Gold Futures Tracking Fund	Apr. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: Quantified Gold Futures Tracking Portfolio
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Quantified Gold Futures Tracking Portfolio (the “Portfolio”) seeks returns that reflect the performance of the price of Gold bullion.